SIGNIFICANT ACCOUNTING POLICIES (Property, plant and equipment) (Details)	12 Months Ended
Dec. 31, 2012
Machinery and Manufacturing Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
%	4.00%
Machinery and Manufacturing Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
%	33.00%
Office Equipment and Furniture [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
%	7.00%
Office Equipment and Furniture [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
%	33.00%
Motor Vehicles [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
%	10.00%
Motor Vehicles [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
%	30.00%
Buildings [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
%	4.00%
Buildings [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
%	5.00%